Accounts receivable and others (Details 1) - BRL (R$) R$ in Thousands		Jun. 30, 2018		Jun. 30, 2017		Jun. 30, 2016
TradeAccountsReceivableTypeLineItems [Line Items]
Current trade receivables gross		R$ 79,423		R$ 45,164
Allowance for doubtful accounts		(866)	[1]	(861)	[1]	R$ (1,163)
Total current		78,557		44,303
Total non-current		55,423		22,692
Sale Of Sugarcane [Member]
TradeAccountsReceivableTypeLineItems [Line Items]
Current trade receivables gross	[2]	36,742		23,637
Sale Of Grains [Member]
TradeAccountsReceivableTypeLineItems [Line Items]
Current trade receivables gross	[3]	14,757		11,958
Sale Of Cattle [Member]
TradeAccountsReceivableTypeLineItems [Line Items]
Current trade receivables gross		589
Leases Of Land [Member]
TradeAccountsReceivableTypeLineItems [Line Items]
Current trade receivables gross		5,747		184
Sale Of Machinery [Member]
TradeAccountsReceivableTypeLineItems [Line Items]
Current trade receivables gross		216		249
Total non-current				100
Sale Of Farms [Member]
TradeAccountsReceivableTypeLineItems [Line Items]
Current trade receivables gross	[4]	21,372		9,136
Total non-current		R$ 55,423		R$ 22,592

[1]	Changes in the allowance for doubtful accounts:
[2]	Sale of sugarcane The Company has two sugarcane supply agreements. The first agreement was with Brenco Companhia Brasileira de Energia Renovavel and the second agreement is included in the partnership IV Agreement, as mentioned in the Explanatory Note on Commitments, whose credit risks are assessed in accordance with the internal policy, as presented in Note 4.8b.
[3]	For the years ended June 30, 2018 and 2017, corn and soybean were sold mainly to the customers Bunge Alimentos, Amaggi and Cargill Agricola.
[4]	Receivables from sale of farms